Notes Payable (Details Narrative) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 08, 2019	Feb. 17, 2019	Dec. 18, 2018	Oct. 31, 2018	Oct. 25, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018
Converted into common stock							$ 284,650	$ 246,000
Tranche One [Member]
Accrued interest charges fees and costs	$ 1,125,000				$ 1,400,000
Tranche Two [Member]
Accrued interest charges fees and costs	500,000				1,375,000
Tranche Three [Member]
Accrued interest charges fees and costs	1,650,000				550,000
Tranche Four [Member]
Accrued interest charges fees and costs					1,100,000
Sign N Drive Auto Mall, Inc. [Member]
Principal value						$ 1,850,000
Fixed conversion rate						$ .003
Converted into common stock in 2017						$ 438,000
Converted into common stock in 2018						172,650
Converted into common stock in 2019						216,150
Illiad Research & Trading LP [Member]
Fixed conversion rate	$ 0.45				$ 0.45
Face amount	$ 3,325,000				$ 5,525,000
Accrues interest	10.00%				10.00%
Original issue discount	$ 300,000				$ 500,000
Accrued interest						$ 163,218			$ 18,410
Amount received		$ 1,125,000	$ 825,000	$ 1,400,000